LOANS AND FINANCING (Tables)	12 Months Ended
Dec. 31, 2019
LOANS AND FINANCING
Schedule of loans and financing

	Annual charges (*)	2019	2018
Working capital	4.91%	107,312	2,424,246
Financing of property, plant and equipment and others	8.89%	843,099	1,205,281
Ten/Thirty Year Bonds	5.56%	12,188,412	9,738,314
Total Loans and Financing		13,138,823	13,367,841
Current		1,544,211	1,822,183
Non-current		11,594,612	11,545,658

Principal amount of loans and Financing		12,958,565	13,178,457
Interest accrued of loans and Financing		180,258	189,384
Total of Debts		13,138,823	13,367,841

(*)Weighted average effective interest costs on December 31, 2019, which in a consolidated basis represent total of 5.73%.

Schedule of loans and financing by currency

	2019	2018
Brazilian Real (BRL)	111,492	2,361,610
U.S. Dollar (USD)	12,960,521	10,924,355
Other currencies	66,810	81,876
	13,138,823	13,367,841

Schedule of amortization of long term loans and financing

	2019	2018
2020	—	2,253,958
2021	1,221,361	1,199,045
2022	105,137	121,490
2023	1,243,774	1,209,109
2024	1,531,163	2,426,456
2025 and after	7,493,177	4,335,600
	11,594,612	11,545,658